STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013
OPERATING ACTIVITIES
Net (loss) from continuing operations attributable to common stockholders	$ (1,009,028)	$ (1,670,813)
Income from discontinued operations	27,741	143,608
Adjustments to reconcile net (loss) to net cash flows provided by (used in) operating activities:
Depreciation, depletion and amortization	5,918	64,589
Gain on settlement of claims		(22,000)
Gain on sale of disposal group held for sale		(143,608)
Shares issued for services - related party	5,325	2,200
Shares issued for services	2,795	39,160
Options granted for services		50,596
Changes in operating assets and liabilities:
Accounts receivable trade		(276,570)
Prepaids and other current assets	(27,299)	6,857
Accounts payable trade	4,427	420,706
Accrued and deposits payable	15,000	177,902
Accrued liabilities, related party	22,680	205,270
Disposal group held for sale	(804)	804
Net cash (used in) by operating activities	(953,245)	(1,001,299)
INVESTING ACTIVITIES
Funds loaned to a non affiliate	(100,000)
Additions to property and equipment	(161,577)	(5,385,694)
Additions to other long-term assets	(133,071)	(6,249)
Proceeds from sale of disposal group held for sale		1,600,000
Net cash (used in) investing activities	(394,648)	(3,791,943)
FINANCING ACTIVITIES
Sale of common shares	1,833,620	3,054,163
Sale of options and warrants for cash		250,027
Funds used to repurchase common shares		(975,000)
Funds from short-term convertible notes, net of repayment		1,475,000
Funds from short-term notes, net of repayment	7,002	17,497
Funds from short-term notes, related party		600,000
Net cash provided by financing activities	1,840,622	4,421,687
NET CHANGE IN CASH	492,729	(371,555)
CASH, Beginning		492,729
CASH, Ending	492,729	121,174
SUPPLEMENTAL SCHEDULE OF CASH FLOW INFORMATION:
Issuance of common shares for oil and gas properties	1,400,000
Interest paid
Income taxes paid